Annual Fund Operating Expenses - First Trust NASDAQ Technology Dividend Index Fund - First Trust NASDAQ Technology Dividend Index Fund	Feb. 01, 2021
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.50%